Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 5,673,724	¥ 4,378,149
Work in progress	518,048	690,341
Finished goods	914,588	664,040
Spare parts and consumables	187,700	190,995
Inventories	7,294,060	5,923,525
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	5,700,215	4,391,555
Work in progress	756,007	795,791
Finished goods	1,096,623	709,990
Spare parts and consumables	246,161	249,456
Inventories	7,799,006	6,146,792
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	(26,491)	13,406
Work in progress	(237,959)	(105,450)
Finished goods	(182,035)	(45,950)
Spare parts and consumables	(58,461)	(58,461)
Inventories	¥ 504,946	¥ 223,267